(Conservative Allocation Portfolio Annuity) (Conservative Allocation Portfolio, Conservative Allocation Portfolio - Investor Shares)	12 Months Ended
Dec. 31, 2011
Conservative Allocation Portfolio | Conservative Allocation Portfolio - Investor Shares
Risk/Return:
Acquired Fund Fees and Expenses	0.25%